Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 3- Summary of Significant Accounting Policies

(a)	Basis of Presentation

The consolidated financial statements of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries have been prepared in accordance with U.S. GAAP and pursuant to the applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

(b)	Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIE and VIE’s subsidiaries in which WFOE is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIE have been eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting powers; has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considers whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Group’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company, through the WFOE holds all the variable interests of the VIEs, and has been determined to be the primary beneficiary of the VIEs.

(c)	Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to allowances for doubtful accounts, estimated useful lives and impairment of long-live assets, and revenue recognition. Actual results may differ materially from those estimates.

(d)	Foreign Currency

The Company’s reporting currency is the United States dollars (‘‘US$’’). The functional currency of the Company and the Company’s subsidiary incorporated in the Hong Kong Special Administrative Region (‘‘HK’’ or “Hong Kong”) is the US$. The functional currency of the Company’s PRC subsidiary, the VIE and its subsidiaries is Renminbi (‘‘RMB’’). The determination of the respective functional currency is based on the criteria of ASC Topic 830, Foreign Currency Matters.

The financial statements of the WFOE, VIE and VIE’s subsidiaries are translated from the functional currency to the reporting currency, US$. Assets and liabilities of the WFOE, VIE and VIE’s subsidiaries are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive loss. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets. Gains and losses resulting from the foreign currency transactions are recorded in the consolidated statements of operations and comprehensive loss during the year in which they occur.

RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this annual report:

	For the Years Ended March 31,
	2026	2025
Year-end spot rate	6.8980	7.2567
Average rate	7.1019	7.2163

(e)	Cash and Restricted Cash

Cash consists of cash on hand and cash at banks which are unrestricted as to withdrawal or use, and have original maturities less than three months.

Restricted cash consists of cash deposited with banks in conjunction with borrowings from banks. Restriction on the use of such cash is imposed by the banks and remains effective throughout the terms of the bank borrowings. Restricted cash is classified as current asset on the Company’s consolidated balance sheets. The balance as of March 31, 2025 was released to cash during the year ended March 31, 2026.

(f)	Accounts Receivable, Net

Accounts receivable are reported net of allowance for credit losses, which reflects management’s best estimate of expected credit losses under ASC 326. The Company measures its allowance using a CECL model based on historical loss experience, current conditions, and reasonable and supportable forecasts of future economic conditions.

Accounts are written off when management determines that collection is not probable. The change in allowance during the year is recognized as credit loss expense and is presented in the income statement.

As of March 31, 2026 and 2025, gross accounts receivable were $4.27 million and $4.86 million, respectively, with an allowance for credit losses of $3.43 million and $1.55 million, respectively, resulting in net accounts receivable of $0.84 million and $3.31 million.

(g)	Inventories

Inventories comprise IT equipment, yet to deliver to customer at the end of the reporting period. Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in-first-out basis. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale. Write-downs, if any, are recorded in cost of revenues in the consolidated statements of operation and comprehensive loss.

As of March 31, 2026 and 2025, VIE and VIE’s subsidiaries had inventories in the amount of $18,461 and $59,077, respectively without any inventory write-down.

(h)	Leases

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries lease office spaces which are classified as short-term leases in accordance with ASC No.842, Leases (“Topic 842”). The lease contracts do not include renewal options.

From January 1, 2022, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term.

Right-of-use of assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets for the years ended March 31, 2026 and 2025.

Lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Group’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Group is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

As of March 31, 2026 and 2025, the Company did not recognize any right-of-use assets or lease liabilities on its consolidated balance sheet, as all lease arrangements qualified as short-term leases under ASC 842.

(i)	Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value (estimated at 5% of cost) over their estimated useful lives on a straight-line basis. Leasehold improvements are depreciated on a straight-line basis over the period of the remaining lease term or their estimated useful lives, if shorter. The estimated useful lives are as follows:

Category	Estimated useful lives
Buildings	20 years
Electronic equipment	3-5 years
Office equipment	3-5 years
Motor vehicles	4-6 years

Expenditures for repairs and maintenance are expensed as incurred, whereas the costs of renewals and betterment that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of operation and comprehensive loss.

(j)	Capitalized Software Development Costs, Net

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries recognize costs to develop its software in accordance with ASC Topic 350-40 (“ASC 350”), Internal-Use Software. Software development costs consist primarily of payroll, depreciation and other overhead expenses incurred by the Company to develop, maintain, monitor and manage the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ products. Costs incurred for the development of software prior to the establishment of technological feasibility are expensed when incurred and are included in research and development expenses. Once a product has reached technological feasibility, all subsequent development costs are capitalized until the product is available for marketing. Technological feasibility is evaluated on a product-by-product basis, but typically encompasses both technical design and documentation and only occurs when the product has a proven ability to operate. The amount of software development costs was amortized over the estimated life of the corresponding product, which is determined to be five years.

(k)	Deferred Offering Costs

The Company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A, “Expenses of Offering.” Deferred offering costs consist of incremental costs directly attributable to proposed or pending equity offerings, including the Company’s initial public offering (“IPO”) and its Equity Line of Credit (“ELOC”) arrangement. These costs primarily encompass underwriting fees, legal expenses incurred in connection with the preparation and filing of registration statements, financial advisory fees, regulatory registration fees, and other direct expenditures incurred through the balance sheet date. Such costs are deferred and capitalized on the consolidated balance sheets as deferred offering costs. Upon the successful closing of the IPO or draws under the ELOC, these deferred costs will be reclassified and recorded as a reduction of additional paid-in capital against the gross proceeds received. In the event an offering or the ELOC facility is aborted, terminated, or deemed no longer viable, any remaining capitalized deferred offering costs will be immediately charged to the consolidated statements of operations and comprehensive loss as an expense in that period.

(l)	Long-term Deposits

Long term deposits represent deposits made by the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries as a guarantee of the Company’s performance which is required by certain government facilities. The deposits are usually 5% or 10% of the total contract amount and are paid at the inception of the contract. The deposits will be returned when the contractual warranty expires, which is usually three years after the project is accepted by the customer.

As of March 31, 2026 and 2025, the balance of long-term deposits was $112,312 and $94,811, respectively.

(m)	Long-term Investment

The Company accounts for its long-term equity investments in privately held entities over which it does not exercise significant influence and does not have a readily determinable fair value in accordance with ASC 321, Investments-Equity Securities. Under the cost method (the measurement alternative), these investments are initially recorded at cost.

Subsequent to initial recognition, the carrying value of these investments is carried at cost, less any identified impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

Income is recognized only to the extent of distributions received from the net accumulated earnings of the investee subsequent to the date of acquisition. Distributions received in excess of such accumulated earnings are considered a return of investment and are recorded as a reduction to the cost basis of the investment.

Management regularly reviews these long-term investments for indicators of impairment, including but not limited to, a significant deterioration in the earnings performance or business prospects of the investee, a significant adverse change in the regulatory or economic environment, or a material down-round financing. If an investment is considered to be impaired, management estimates the fair value of the investment. If the fair value is determined to be less than the current carrying value, and the impairment is assessed to be other-than-temporary, the carrying value is written down to its fair value, and the resulting impairment loss is recognized immediately in the consolidated statements of operations and comprehensive loss. For the years ended March 31, 2026 and 2025, there were no impairments recorded for the long-term investment.

(n)	Impairment of Long-lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries had originally estimated. When these events occur, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries evaluate the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries recognize an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. For the years ended March 31, 2026 and 2025, there was no impairment of capitalized software.

(o)	Fair Value of Financial Instruments

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of input are:

Level 1-Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2-Include other inputs that are directly or indirectly observable in the marketplace.

Level 3-Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Short-term financial assets and liabilities of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries primarily consist of cash, restricted cash, accounts receivable, accounts receivable from related party due from related parties, deferred offering cost, accounts payable, due to related parties, accrued expenses and other current liabilities. For short term bank loans, the fair value approximates their carrying value at the year-end as the fair value is estimated by used discounted cash flow, in which interest rates used to discount the bank loans approximate market rates. As of March 31, 2026 and 2025, the carrying values of these financial instruments approximated to their fair values due to the short-term maturity of these instruments.

As of March 31, 2026 and 2025, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries did not have assets or liabilities measured at fair value on a recurring basis in periods subsequent to their initial recognition.

(p)	Revenue Recognition

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries follow ASC 606, Revenue from Contracts with Customers (“ASC 606”), for revenue recognition. ASC 606 establishes principles for reporting information about the nature, amount, timing, and uncertainty of revenue and cash flows arising from an entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized, as performance obligations are satisfied.

The following five steps are applied to achieve that core principle:

●	Step 1: Identify the contract with the customer
●	Step 2: Identify the performance obligations in the contract
●	Step 3: Determine the transaction price
●	Step 4: Allocate the transaction price to the performance obligations in the contract
●	Step 5: Recognize revenue when the company satisfies a performance obligation

Historically, the Company, its wholly-owned subsidiaries, the VIE and VIE’s subsidiaries generated revenue primarily from platform development, software customization, content development, software licensing, personalized exercise books, MOTK Pro, and digitization services. As the Company’s business has expanded beyond these legacy SmartExam® and SmartHomework® product lines, management has reclassified revenue operating categories to more accurately reflect the Company’s current operational footprint and commercial strategy. Prior period financial information has been retrospectively reclassified to conform to the current period presentation. The Company’s updated revenue reporting framework comprises three primary operating categories: Campus & Education Services, International Education & Testing, and AI Applications & Enterprise Solutions. Revenue recognition policies are discussed as following:

 1. Campus and Education Services

a	Smart Campus Infrastructure

(i) Testing centers and platform development (SmartHomework® Solution)

The VIE and its subsidiaries contract with schools and local educational bureaus to deliver the integrated SmartHomework® solution for a fixed contract price. This service involves constructing, upgrading, and transforming physical A.I. Study Rooms and providing a perpetual software license to the Company’s proprietary academic evaluation technology, A.I. algorithms, and K-12 question bank content. Additionally, the Company provides ongoing, unspecified software updates on a when-and-if-available basis and cloud-based services, including data collection, cleaning, modeling, and analysis.

Contracts typically contain up to four distinct performance obligations: (1) construction of the physical A.I. Study Room, (2) provision of a perpetual software license, (3) provision of software-related cloud services, and (4) provision of unspecified software updates.

For the construction element, the underlying hardware, software deployment, and installation services are considered capable of being distinct but are not separately identifiable within the context of the contract. The A.I. Study Room functions as an integrated, combined output requested by the customer. Accordingly, these construction components are bundled and accounted for as a single performance obligation.

The fixed transaction price is allocated to each performance obligation based on its relative standalone selling price (“SSP”). For deliverables lacking observable inputs, such as cloud services and unspecified updates, management estimates the SSP using judgment and relevant historical data. Revenue allocated to the construction of the A.I. Study Room and the delivery of the functional perpetual software license is recognized at a point in time when the customer executes a formal sign-off and acceptance, marking the transfer of control. Revenue allocated to the software-related cloud services and unspecified updates is deferred and recognized over time on a straight-line basis over the estimated period of performance. These deferred streams were immaterial for the fiscal years ended March 31, 2026 and 2025.

Certain contracts mandate a three-year product warranty. The Company has determined that these warranties represent assurance-type warranties under ASC 606 rather than separate performance obligations. Historical warranty costs have been immaterial, and no liability accruals have been deemed necessary.

(ii) Software Customization and Content Development

The VIE and VIE’s subsidiaries provide software customization and content development services based on customers’ specifications. Contracts of this revenue stream generally do not contain significant financing components or variable consideration. The promised services in each service contract are combined and accounted for as a single performance obligation, as the promised services in a contract are not distinct and are considered as a significant integrated service. The Company recognizes revenue from its software customization and content development service contracts at a point of time when the customers accept the customized software and / or content when the control of such software and / or content is transferred to the customer. Additionally, the Company provides product warranty on customized software. The warranty is not a separate performance obligation because the nature of the warranty is to provide assurance that the software will function as expected and comply with agreed-upon specifications. No warranty is provided for customized content delivered. The VIE and VIE’s subsidiaries have not experienced material warranty costs and, therefore, do not believe an accrual for these costs is necessary.

b	Education Content and Learning Resources

(i) Personalize Exercise (SmartHomework® and MOTK Pro)

The VIE and its subsidiaries offer print-ready versions of the SmartHomework® exercise book, delivering personalized learning materials to students on a daily or weekly basis. Students pay a subscription fee per semester to access these printing services via authorized campus hardware. Revenue is recognized over time on a straight-line basis over the contract term, beginning on the date the student is contractually granted platform printing access.

The Company also offers a premium service tier, MOTK Pro, via annual subscriptions sold directly to students or through nationwide corporate business partners. MOTK Pro provides unlimited, multi-subject cloud-based access from personal mobile devices. Subscription revenue is recognized over time on a straight-line basis over the active subscription period, commencing when the student activates the account and content is made available.

(ii) Digitization Services

The VIE and its subsidiaries provide text-to-digital conversion services to commercial publishers. Each arrangement contains a single performance obligation to deliver completed digital files. Revenue is recognized at a point in time when the digitization project is completed and accepted by the publisher. The Company acts as the principal in these arrangements, maintaining control over production, establishing end pricing, and bearing fulfillment and primary quality risks.

c	Examination and Assessment Services (SmartExam® Solution)

The VIE and its subsidiaries construct computer-based testing centers for schools, businesses, and local educational bureaus for a fixed transaction price, tailored primarily around the Academic Proficiency Assessment Test. The solution integrates A.I. algorithms with specialized hardware (including identity verification cameras and automated seat-assignment devices) and testing-taking software.

Each arrangement contains two distinct performance obligations: (1) the physical construction and technological integration of the testing center, and (2) the provision of a perpetual license to the functional test-taking software.

The physical hardware procurement, software customization, and configuration inputs are combined into a single performance obligation because the VIE provides a highly critical integration service to deliver the completed testing center infrastructure as a unified output. The transaction price is allocated to the construction obligation and the perpetual software license obligation based on their relative SSPs. Revenue for both the construction obligation and the perpetual license is recognized at a point in time when the customer executes a formal project acceptance. The software license is recognized immediately upon delivery as functional intellectual property because it possesses standalone utility and requires no material ongoing developer support. Ancillary exam services, including localized testing professional support, software tweaks, and physical hardware sales, are evaluated on a contract-by-contract basis. Integrated service bundles are recognized over time using an output method as the testing sessions occur, or at a point in time when physical products or control of completed deliverables are handed over to the client.

d	AI Vocational Training and Talent Development

The VIE and its subsidiaries license academic evaluation technologies, proprietary A.I. algorithms, and educational question banks to third-party educational technology providers. Under these time-based arrangements (typically one year), customers purchase non-exclusive rights to access the cloud-hosted digital content. Revenue is recognized over time on a straight-line basis over the active term of the underlying license agreement.

e	Campus Operations and Student-life Services

The VIE and VIE’s subsidiaries enter into operating agreements with educational institutions to provide integrated food catering, campus operations, and ancillary student services. Additionally, the VIE and VIE’s subsidiaries subcontract designated retail and dining spaces within the campus footprint to independent third-party food vendors. Revenue generated from campus services is derived from two primary models: (i) Direct Sales and (ii) Integrated campus management services.

(i) Direct sales

The VIE and VIE’s subsidiaries directly operate proprietary dining facilities and provide ancillary student services directly to the student population and campus personnel. In accordance with ASC 606-10-25-14, management identifies each distinct meal, beverage item, or individual campus service requested by a customer as a separate performance obligation. A promised good or service is accounted for as a distinct performance obligation under ASC 606-10-25-19 because: 1) The customer can benefit from the food item or individual service on its own or together with other readily available campus resources; and 2) The promise to transfer the specific good or service is separately identifiable from other promises or facilities provided within the campus environment.

Under ASC 606-10-55-37A and ASC 606-10-55-39, the Company identify that it acts as a principal for Direct Campus Sales because it controls the specified goods and services before they are transferred to the end consumer. Control is evidenced by the following key indicators:

1)Primary Responsibility for Fulfillment: The Company maintains primary operational responsibility for satisfying the performance obligation, including managing daily culinary production, quality standards, and facility management;

2)Inventory Risk: The Company bears all direct inventory and operational risks associated with food procurement, storage, obsolescence, and spoilage prior to customer point of sale;

3)Pricing Discretion: The Company retains sole latitude and decision-making authority in establishing prices for menu items, dining services, and ancillary offerings.

As a result, revenues from Direct Campus Sales are reported on a gross basis. In accordance with ASC 606-10-50-12 and ASC 606-10-50-20, revenue is recognized at a point in time upon satisfaction of the performance obligation—specifically when control of the meal or service transfers to the customer at the physical point of sale via mobile wallet settlements or the drawing down of stored-value student campus card accounts.

(ii) Integrated campus management services

The VIE and its subsidiaries enter into institutional service agreements to operate and manage campus facilities, dining spaces, and student-life ecosystems on behalf of educational institutions. Under this model, the Company is contractually engaged to deliver continuous, day-to-day administrative oversight, logistics, and operational services to the campus footprint in exchange for a contractually defined monthly management fee.

In accordance with ASC 606-10-25-14, the Company evaluates its institutional service agreements to identify the promised goods and services. The Company determines that the integrated suite of management and facility services represents a single performance obligation comprised of a series of distinct daily services that are substantially the same and have the same pattern of transfer to the customer. Under ASC 606-10-25-19, these daily operational services are considered distinct because: 1) The educational institution can benefit from the daily management services on their own or together with other readily available resources; and 2) The services are highly interdependent and integrated into a combined output of comprehensive campus management, making the promise to transfer this series of services separately identifiable from other promises within the agreement.

Under ASC 606-10-55-37A and ASC 606-10-55-39, the Company identify that it acts as a principal for in providing the integrated campus management services because it obtains control of the specified services before they are transferred to the educational institution. Control is evidenced by the following key indicators:

1)Primary Responsibility: The Company retains primary contractual and operational responsibility for fulfilling the promise to provide continuous administrative oversight and overall campus operations;

2)Direction of Services: The Company holds the right to direct the underlying facility services and directly manages the labor, logistics, and execution infrastructure required to perform the services.

Accordingly, the monthly management fees earned from these institutional agreements are recognized as revenue on a gross basis. In accordance with ASC 606-10-50-12 and ASC 606-10-50-20, the performance obligation is satisfied over time, as the educational institution simultaneously receives and consumes the economic benefits of the Company’s continuous operational performance as it occurs.

2.	International Education and Testing

The VIE and VIE’s subsidiaries operate the HanLink Chinese learning platform, which is an AI-powered online language learning system designed predominantly for institutional education customers, students, and educators in overseas markets outside of the People’s Republic of China. Under these arrangements, customers enter into agreements to purchase non-exclusive rights to access the cloud-based educational content and interactive curriculum housed on the HanLink platform for a specified contract period. The transaction price for these arrangements is primarily determined on a per-access license basis, calculated by multiplying the contractually agreed-upon rate by the specific number of user licenses granted to the customer.

The Company’s performance obligation is to provide continuous access to the hosted HanLink software environment and digital libraries over the contract period. Revenue is recognized over time on a straight-line basis over the license term as the customer concurrently receives and consumes the benefits of the platform access. Upfront cash collections received from customers prior to the commencement or fulfillment of the license term are recorded as deferred revenue within contract liabilities on the Consolidated Balance Sheets and are systematically amortized into revenue over the respective subscription period.

3. AI Application and Enterprise Solution

The VIE and VIE’s subsidiaries operate the AI application and enterprise solution, which is a private-deployment document intelligence platform designed to convert scanned, handwritten, historical, and administrative records into structured, searchable data assets. Revenues generated by Cogni AI are derived from two primary contract models: (i) Perpetual platform licensing and hardware Sales and (ii) Term-based software subscriptions and hardware Leases.

a	Perpetual platform licensing and hardware sales

The Company offers a bundled transaction model where customers acquire full legal ownership of customized hardware devices integrated with a perpetual license to access and operate the Cogni AI software platform for a single, combined transaction price. Contracts under this model contain multiple performance obligations consisting of the transfer of the physical hardware device and the provision of the perpetual software platform license. The Company allocates the single bundled transaction price to each distinct performance obligation based on its relative standalone selling price, determined using management’s best estimate or observed independent market values.

Revenue allocated to the physical hardware device is recognized at a point in time when control of the equipment is transferred to the customer, which typically occurs upon physical delivery, local installation, and formal customer acceptance. Similarly, revenue allocated to the perpetual platform license is recognized at a point in time when the software copy is made available and control of the intellectual property transfers to the customer, which occurs when the electronic software delivery is completed. Because the customer has the right to use the software on its own infrastructure perpetually without ongoing performance obligations from the Company, no revenue for this component is deferred.

b	Term-based software subscriptions and equipment leases

The Company enters into recurring term-based arrangements where customers pay a fixed monthly fee to utilize the specialized hardware equipment and gain ongoing access to the hosted Cogni AI software platform. Under these agreements, ownership of the physical equipment is retained exclusively by the VIE and its subsidiaries, and the equipment is contractually returned at the conclusion of the lease term. These arrangements contain both a lease component governed by ASC 842, Leases, and non-lease service components governed by ASC 606, Revenue from Contracts with Customers.

The Company has elected the practical expedient under ASC 842 to combine lease and non-lease components into a single unit of account when the timing and pattern of transfer are identical. Because the lease component qualifies as an operating lease and the platform services are consumed concurrently by the client, the combined monthly recurring fee is recognized as revenue over time on a straight-line basis over the respective monthly contract term. This reporting methodology accurately reflects the period over which the customer simultaneously receives and consumes the economic benefits of both the infrastructure and the software access.

To facilitate comparability across periods and conform to the current period’s presentation, relevant revenue balances for the fiscal year ended March 31, 2025, previously reported under the legacy SmartHomework® and SmartExam® product lines, have been retrospectively reclassified into the current product-line and management operating category frameworks. These reclassifications reflect recent organizational realignments in the Company’s operational structures and business models, enabling consistent longitudinal evaluation of the product mix as executed during the fiscal year ended March 31, 2026. These presentation adjustments had no impact on previously reported consolidated total revenues, net loss, or total stockholders’ equity.

The following table identifies the disaggregation of revenue for the years ended March 31, 2026 and 2025, respectively:

	For the years ended March 31,
	2026	2025
Campus and education services
a. Smart campus infrastructure	$420,296	$2,113,485
b. Education content and learning resources	294,376	2,909,528
c. Examination and assessment services	51,541	665,258
d. AI vocational training and talent development	510,175	153,666
e. Campus operations and student-life services	5,716,733	—
International education & testing	92,189	—
AI application & enterprise solution	396,101	843,450

Total revenues	$7,481,411	$6,685,387

The Company evaluated each category of services to determine the appropriate timing of revenue recognition. Revenue is recognized at a point in time if none of the criteria under ASC 606 for over-time recognition are met: (a) the customers do not simultaneously receive and consume the benefits as the Company performs, (b) the Company’s performance does not create or enhance an asset that the customer controls as it is created or enhanced, and (c) the performance does not create an asset with no alternative use while providing the Company with an enforceable right to payment for performance completed to date. The following table summarizes disaggregated revenue from contracts with customers by timing of revenue recognition for the years ended March 31, 2026 and 2025, respectively:

	For the years ended March 31,
	2026	2025
Services transferred at a point in time
Revenue from smart campus infrastructure	$396,102	$2,113,485
Revenue from education content and learning resources	294,376	2,875,753
Revenue from examination and assessment services	51,541	522,208
Revenue from campus service direct sales	3,558,899	30,658
Revenue from AI application & enterprise solution - perpetual platform licensing and hardware sales	151,524	—
Services transferred over time
Revenue from smart campus infrastructure	24,194	—
Revenue from education content and learning resources	—	33,775
Revenue from examination and assessment services	—	143,050
Revenue from AI application & enterprise licensing	510,175	153,666
Revenue from campus service integrated campus management services	2,157,834	—
Revenue from International education & testing	92,189	—
Revenue from AI application & enterprise solution - term-based software subscription and equipment leases	244,577	812,792

Total revenues	$7,481,411	$6,685,387

Contract Assets and Contract Liabilities

Contract assets include deferred contract costs and contract liabilities include deferred revenue.

Deferred contracts costs

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries capitalize incremental costs incurred to fulfill contracts that (i) relate directly to the contract, (ii) are expected to generate resources that will be used to satisfy the performance obligation under the contract, and (iii) are expected to be recovered through revenue generated under the contract. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ capitalized costs consist primarily of setup costs for each customer, which are incurred to satisfy stand-ready obligation to provide access to the connected offerings. These contract costs are recorded as cost of revenue upon the recognition of the related revenue. Provisions for estimated losses, if any, on uncompleted contracts are recorded in the period in which such losses become probable based on the current contract estimates.

As of March 31, 2026 and 2025, the VIE and VIE’s subsidiaries had deferred contract costs in the amount of $297,945 and $63,392, respectively. As of March 31, 2026 and 2025, no impairment allowance was recorded.

Deferred revenue

Deferred revenue primarily consists of consideration paid by customers before the related performance obligation is satisfied. The following table represents the movement of the deferred revenue:

	For the years ended March 31,
	2026	2025
Balance at the beginning of the year	$135,737	$434,717
Additions	73,296	136,497
Revenue recognized	(34,057)	(434,958)
Foreign exchange differences	8,218	(519)
Balance at the end of the year	$183,194	$135,737

(q)	Cost of Revenues

Cost of revenues consists primarily of the direct costs incurred in the generation of revenues across updated business operating categories. These expenses encompass the cost of inventory and raw materials, staff payroll and related benefits for personnel directly involved in service delivery or operations, and the amortization of core intangible assets. Additionally, cost of revenues includes operational infrastructure costs such as bandwidth leasing, transaction and data processing fees, cost of third-party services and campus operational logistics, direct fulfillment costs, and payments to channel partners directly associated with the delivery of services or goods.

(r)	Research and Development

Research and development expenses include payroll expenses, employee benefits, rental expenses and amortization and other expenses associated with research and development functions. Costs incurred for the development of software prior to the establishment of technological feasibility and costs incurred for maintenance after the software are available for marketing are expensed when incurred and are included in research and development expenses.

(s)	Government Grants

Government grants, which mainly represent amounts received from local governments in connection with the Company’s contributions to technology development, are recognized as income in other income, net or as a reduction of specific costs and expenses for which the grants are intended to compensate. Government grants that are to compensate incurred costs, expenses or losses without specific criteria are recognized in the current period upon receipt. Government grants that are to compensate future costs, expense or losses or with specific criteria are recognized in deferred grant income and recognized as income in the future or when the criteria is met. During the years ended March 31, 2026 and 2025, the Company did not receive any government grants compensating future costs, expenses or losses or with any criteria. As of March 31, 2026 and 2025, the Company did not have any deferred grant income.

(t)	Income Tax

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No penalties or interest relating to income taxes were incurred during the years ended March 31, 2026 and 2025. The Company does not believe there was any uncertain tax provision at March 31, 2026 and 2025.

(u)	Value Added Tax (“VAT”)

WFOE, Jiangxi Ruanyun and Jiangxi Ruanyun’s subsidiaries are subject to VAT for providing services and sales of products and VAT is reported as a deduction to revenue when incurred.

The amount of VAT liability is determined by applying the applicable tax rates to the invoiced amount of services provided and sales of products (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT).

(v)	Non-controlling Interest

A non-controlling interest in a subsidiary of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheet and net income and comprehensive loss attributable to non-controlling interests are presented in the consolidated statement of operations and comprehensive loss.

(w)	Earnings (Loss) per Share

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries compute earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted earnings per share (EPS). Basic EPS is measured as net income divided by the weighted average ordinary shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. There were no dilutive shares as of March 31, 2026 and 2025.

(x)	Segment Information

The Company determines its operating segments based on components that engage in business activities from which they may earn revenues and incur expenses, and for which discrete financial information is available. These segments are identified based on internal financial reports that are regularly reviewed by the Company’s chief operating decision maker (“CODM”) for purposes of allocating resources and assessing performance.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company has determined that it has one reportable segment, with three revenue categories: Campus and Education Services, International Education & Testing, and AI Applications & Enterprise Solutions. The Company operates mainly in the PRC, and all of its long-lived assets are located in the PRC.

(y)	Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions in Note 13.

(z)	Risk and Uncertainties

Political and economic risk

The operations of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries are located in the PRC. Accordingly, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ results may be adversely affected by changes in the political, regulatory, and social conditions in the PRC. Although the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries have not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

Concentration of customers and suppliers

The Company’s sales are made to customers that are located primarily in China. The Company has a concentration of its revenues and receivables with specific customers. For the year ended March 31, 2026, two major customers accounted for 13% and 11% of the Company’s total revenue, respectively. For the year ended March 31, 2025, two major customers accounted for 30% and 14% of the Company’s total revenue, respectively. As of March 31, 2026, three major customers accounted for 18%, 16% and 12% of accounts receivable. As of March 31, 2025, two major customers accounted for 20% and 19% of accounts receivable, respectively.

For the year ended March 31, 2026, no vendor accounted for over 10% of the Company’s total purchases. For the year ended March 31, 2025, four vendors accounted for 14%, 12%, 12% and 11% of the Company’s total purchases.

As of March 31, 2026, no vendor accounted for over 10% of the Company’s accounts payable.

As of March 31, 2025, four vendors accounted for 21%, 14%, 12% and 11% of the Company’s accounts payable.

Concentration of credit risk

Assets that potentially subject the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries to significant concentrations of credit risk primarily consist of cash and accounts receivable. As of March 31, 2026 and 2025 substantially all of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ cash were held by reputable financial institutions located in the PRC which management believes are of high credit quality and financially sound based on public available information.

Accounts receivable are typically unsecured and derived from revenue earned from customers. The risk with respect to accounts receivable is mitigated by credit evaluations the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries perform on customers and its ongoing monitoring process of their outstanding balances. Although accounts receivable are generally unsecured and collection periods may be affected by customer budgeting and payment timing, management believes that ultimate credit risk is mitigated because many customers are institutional, school or governmental counterparties that management considers creditworthy. This assessment does not eliminate collection-timing risk or the requirement to recognize an allowance for expected credit losses under ASC 326.

Currency risk

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ operational transactions and its assets and liabilities are primarily denominated in RMB, which is not freely convertible into foreign currencies. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ cash denominated in RMB are subject to such government. The value of the RMB is subject to changes in the central government policies and international economic and political developments that affect the supply and demand of RMB in the foreign exchange market. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the ‘‘PBOC’’). Remittances from China in currencies other than RMB by the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to effect the remittance. As the Company does not have significant transactions between its PRC subsidiary and the VIE, the Company, its wholly-owned subsidiaries, the VIE and the VIE’s subsidiaries consider that the risk associated with the foreign exchange transactions is low.

(aa)	Reclassification

Certain prior period amounts have been reclassified to conform to the current period presentation.

(ab)	Recent Accounting Pronouncements

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries consider the applicability and impact of all ASUs. Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

Recently Issued Accounting Pronouncements

In December 2025, the FASB issued ASU 2025-12, “Codification Improvements.” The amendments in this Update represent changes to clarify the Codification or correct unintended application of guidance and apply to all reporting entities within the scope of the affected accounting guidance. These amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. This update clarifies interim disclosure requirements and the applicability of Topic 270, including a comprehensive list of required interim disclosures and a principle to disclose material post-year-end events in interim reports. It also clarifies the types, form, and content of interim financial statements to improve consistency. ASU 2025-11 is effective for public business entities for interim periods in fiscal years beginning after December 15, 2027, and for all other entities for interim periods in fiscal years beginning after December 15, 2028. Early adoption is permitted, and entities can apply the guidance either prospectively or retrospectively. The Company is currently evaluating the impact of adopting this standard on its financial statements and disclosures.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, to improve generally accepted accounting principles by establishing authoritative guidance on the accounting for government grants received by business entities. The amendments establish the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. The guidance is effective for fiscal years beginning after December 15, 2028, with early adoption permitted, and it can be applied using one of the following approaches: (1) a modified prospective approach; (2) a modified retrospective approach and (3) a retrospective approach to all government grants. The Company is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles: Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (ASU 2025-06). The guidance modernizes the accounting for software costs and enhances the transparency about an entity’s software costs. The guidance is effective for the fiscal years beginning after December 15, 2027 and for interim periods within those fiscal years. This ASU can be applied prospectively, retrospectively, or under a modified transition approach. The Company is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which provides (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity can elect a practical expedient to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the assets when estimating expected credit losses. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim reporting periods within those fiscal years. Early adoption is permitted. This ASU should be applied prospectively. The Company is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805): Identification of the Accounting Acquirer When the Legal Acquiree Is a Variable Interest Entity. The ASU revises the guidance in ASC 805 on identifying the accounting acquirer in a business combination in which the legal acquiree is a variable interest entity (VIE), with the objective of improving comparability between business combinations that involve VIEs and those that do not. ASU 2025-03 is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the standard to determine the impact of adoption on its consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures: Disaggregation of Income Statement Expenses. The ASU requires companies to disaggregate operating expenses into specific categories such as employee compensation, depreciation, and intangible asset amortization, by relevant expense caption on the statement of operations. Additionally, in January 2025, the FASB issued ASU 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures, to clarify the effective date of ASU 2024-03. ASU 2025-01 is effective for fiscal years beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, on a retrospective or prospective basis, with early adoption permitted. The Company is currently evaluating the standard to determine the impact of adoption on its consolidated financial statements and disclosures.

Except for the above-mentioned pronouncements, there are no new recently issued accounting standards that will have material impact on the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ consolidated financial position, statements of operations, and cash flows.